Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of other borrowed funds

	December 31,
	2022	2021

	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$—	$—
Rate on balance outstanding at year end	—%	—%
Average daily balance	$—	$—
Average rate	—%	—%
Maximum amount outstanding at any month end	$—	$—
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$10,944	$436,138
Rate on balance outstanding at year end	2.61%	1.73%
Average daily balance	$386,924	$436,225
Average rate	1.75%	1.71%
Maximum amount outstanding at any month end	$436,122	$436,311
(1)	Long-term advances at December 31, 2022 and December 31, 2021 consisted of both amortizing and non-amortizing advances. The non-amortizing advances totaling $425,000,000 were called by the Federal Home Loan bank in the fourth quarter of 2022. Two amortizing advances are outstanding at December 31, 2021 in the amounts of $2,974,000 and $7,969,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $199,000, $204,000, $210,000, $215,000 and $221,000 for the years ending December 31, 2023, 2024, 2025, 2026 and December 31, 2027, respectively.